Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Amortized cost	$ 81,803	$ 78,180
Allowance for credit losses on debt securities at FVOCI	(11)	(9)
Gross unrealized gains on securities measured at FVOCI	595	723
Gross unrealized losses on securities measured at FVOCI	757	568
Securities measured at fair value through other comprehensive income [member] | Commercial mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	2,610	2,603
Gross unrealized gains on securities measured at FVOCI	0	1
Gross unrealized losses on securities measured at FVOCI	16	12
Fair value	2,594	2,592
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 71,929	$ 67,149